Exhibit 99.1-6

Schedule 6 - Data Integrity - Marketable Title Date

AMC Loan ID	Servicer Loan ID	Marketable Title Date (Tape)	Marketable Title Date (Audit)	Variance	Comment
215928012	xxxxxxxxx	xx/xx/xxxx	xx/xx/xxxx	0	No Variance Found
215928373	xxxxxxxxx	xx/xx/xxxx	xx/xx/xxxx	0	No Variance Found
215930170	xxxxxxxxx	xx/xx/xxxx	xx/xx/xxxx	0	No Variance Found
215930575	xxxxxxxxx	xx/xx/xxxx	xx/xx/xxxx	0	No Variance Found